Basis of preparation and significant accounting policies	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Basis of preparation and significant accounting policies
Note 2. Basis of preparation and significant accounting policies
2.1 Basis of preparation and presentation
These consolidated financial statements as of December 31, 2019 and 2018 and for the year ended December 31, 2019 and for the period beginning April 4, 2018 through December 31, 2018 (Successor) and the financial statements as of December 31, 2017 and for the period beginning January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017 (Predecessor) (hereinafter referred to as the “financial statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). The predecessor financial statements are the first set of financial statements prepared in accordance with IFRS as issued by the IASB. Note 2.5 present the effects of the adoption of IFRS by the predecessor Company.
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities that have been measured at fair value. The financial statements are presented in U.S. Dollars (“US”) and all values are rounded to the nearest thousand (US. 000), except when otherwise indicated.
These consolidated financial statements have been approved for issue by the Board of Directors on April 21, 2020 and considers subsequent events up to the date. The financial statements as of December 31, 2018 (Successor), December 31, 2017 (Predecessor) and for the period beginning April 4, 2018 through December 31, 2018 (Successor) and for the period beginning January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017 (Predecessor) considered the following:
Successor presentation
The consolidated statements of profit or loss and other comprehensive income, changes in shareholders equity and cash flows for the Successor Company are presented for the period from April 4, 2018 through December 31, 2018, which consists of:

(i)
the consolidated profit or loss and other comprehensive income of the Company for the period from April 4, 2018 (date of acquisition of PELSA; 25 de Mayo-Medanito, Jagüel de los Machos and APCO-Note 31 to December 31, 2018 and

(ii)	costs related to the acquisition of those business;

(iii)	the accumulated results of operation of VISTA from inception to April 3, 2018.
The consolidated financial statements for the Successor Company include the assets and liabilities used in operating the Company’s business, including entities in which the Company has control according to Note 2.3. The Successor Company, as of the date of the completion of the Initial Business Combination, owned a 99.68% equity interest in PELSA; 3.85% direct participation in the oil and gas properties operated by PELSA; 100% of participation in the oil and gas properties 25 de Mayo-Medanito and Jagüel de los Machos and a 100% equity interest in APCO. All intercompany balances and transactions have been eliminated in consolidation.

Predecessor presentation
The statements of financial position are presented for the predecessor as of December 31, 2017. The statements of profit or loss and other comprehensive income, changes in shareholders’ equity and cash flows are presented for the predecessor period from January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017. These periods represent the results of operations of PELSA and its joint operations (Note 29.2) (referenced herein as the ‘‘Predecessor Company’’).
These financial statements have been derived from the historical financial statements and accounting records of PELSA after giving effects to the adoption of IFRS presented in Note 2.5.
2.2 New accounting standards, amendments and interpretations issued by the IASB
2.2.1 New accounting standards, amendments and interpretations issued by the IASB, adopted by the Company
The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
The Company applies, for the first time, IFRS 16 Leases, As required by IAS 8, the nature and effect of the changes required by the standard are disclosed below.
IFRS 16 Leases
IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease,
SIC-15
Operating Leases-Incentives and
SIC-27
Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance
sheet model.
The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application on January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company elected to use the exemptions applicable to the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset is of low value.
The effect of adoption IFRS 16 as at January 1, 2019 is as follows:

Assets
Right-of-use assets	12,103

Total assets	12,103

Liabilities
Lease liabilities	(12,103)

Total liabilities	(12,103)

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	16,153
Weighted average incremental borrowing rate as at 1 January 2019	9.356%
Discounted operating lease commitments at January 1, 2019	13,608
Less:
Commitments relating to short-term leases	(1,401)
Commitments relating to leases of low-value assets	(104)

Total liabilities as at January 1, 2019	12,103

a)	Nature of the effect of adoption of IFRS 16
The Company has lease contracts for various items of buildings, office equipment and items of plant and machinery. Before the adoption of IFRS 16, the Company classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all the risks and rewards incidental to ownership of the leased asset to the Company; otherwise it was classified as an operating lease. Finance leases were capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. In an operating lease, the leased property was not capitalized, and the lease payments were recognized as rent expense in profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under Trade and other receivables and Accounts payables and accrued liabilities, respectively.

•	The Company did not have leases previously classified as financial leases.

•
Leases previously accounted for as operating leases: the Company recognized right-of-use
assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value
assets. The
right-of-use
assets for most leases were recognized based on the carrying amount as if the standard had always been applied, apart from the use of incremental borrowing rate at the date of initial application. In some leases, the right-of-use
assets were recognized based on the amount equal to the lease liabilities, adjusted for any related prepaid and accrued lease payments previously recognized. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application.

The Company also applied the available practical expedients wherein it:

i)	Used a single discount rate to a portfolio of leases with reasonably similar characteristics

ii)	Applied the short-term leases exemptions to leases with lease term that ends within 12 months at the date of initial application

iii)	Used hindsight in determining the lease term where the contract contains options to extend or terminate the lease

b)	Summary of new accounting policies
Set out below are the new accounting policies of the Company upon adoption of IFRS 16, which have been applied from the date of initial application:

•	Right-of-use assets
The Company recognizes
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.
Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use
assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
Right-of-use
assets are subject to impairment. Please refer to Note 2.4.4 for further details with respect to our accounting policy to assess impairment of non-
financial assets.

•	Lease liabilities
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance
fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities are remeasured if there is a modification, a change in the lease term, a change in the in-substance
fixed lease payments or a change in the assessment to purchase the underlying asset.

•	Short-term leases and leases of low-value assets
The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases of office equipment that are individually considered of low value. Lease payments on short-term leases and leases of low-value
assets are recognized as expense on a straight-line basis over the lease term.

•	Significant judgement in determining the lease term of contracts with renewal options
The Company determines the lease term as the
non-cancellable
term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

c)	Amounts recognized in the statement of financial position and statement of profit or loss and other comprehensive loss

Set out below, are the carrying amounts of the Company’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right –of –use assets			Lease liabilities
	Buildings	Plant and machinery	Total
As of January 1, 2019	1,843	10,260	12,103	(12,103)
Additions	873	9,478	10,351	(10,351)
Depreciation (1)	(656)	(5,174)	(5,830)	—
Payments	—	—	—	7,619
Interest expense (2)	—	—	—	(1,932)

As of December 31, 2019	2,060	14,564	16,624	(16,767)

(1)	Include depreciation associated to leases from drilling services incurred is capitalized as work in progress by 1,326.
(2)	Interest expenses of right of use associated to leases from drilling services incurred is capitalized as work in progress by 371.
As of December 31, 2019, short-term and
low-value
leases and
o
verhead spending were recognized in the statement of profit or loss and other comprehensive loss in the general and administrative expenses for 201.
IFRIC Interpretation 23 Uncertainty over Income Tax Treatment
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

i)	Whether an entity considers uncertain tax treatments separately;

ii)	The assumptions an entity makes about the examination of tax treatments by taxation authorities;

iii)	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates;

iv)	How an entity considers changes in facts and circumstances.

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty needs to be followed.
The Company applies significant judgement in identifying uncertainties over income tax treatments. Since the Company operates in a complex multinational environment, it assessed whether the Interpretation had an impact on its consolidated financial statements.
The interpretation did not have an impact on the consolidated financial statements of the Company.
Amendments to IFRS 9: Prepayment Features with Negative Compensation
Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are “solely payments of principal and interest on the principal amount outstanding” (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of an event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.
These amendments had no impact on the consolidated financial statements of the Company as it did not have prepayment Features with Negative Compensation during the period.
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement
The amendments to IAS 19 address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to determine the current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event. An entity is also required to determine the net interest for the remainder of the period after the plan amendment, curtailment or settlement using the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event, and the discount rate used to remeasure that net defined benefit liability (asset).
These amendments had no impact on the consolidated financial statements of the Company as it did not have any plan amendments, curtailments, or settlements during the period.
Amendments to IAS 28: Long-term interests in associates and joint ventures
The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests).
This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.
The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures.
These amendments had no impact on the consolidated financial statements as the Company does not have long-term interests in its associate and joint venture.
Annual Improvements 2015-2017 Cycle

•	IFRS 3 Business Combinations
The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.
An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after 1 January 2019, with early application permitted.

These amendments had no impact on the consolidated financial statements of the Company as there is no transaction where a joint control is obtained during the year ended December 31, 2019.

•	IAS 12 Income Taxes
The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where it originally recognized those past transactions or events.
An entity applies the amendments for annual reporting periods beginning on or after 1 January 2019, with early application permitted. When the entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period.
Since the Company’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Company. In addition, no dividends have been declared during the period.

•	IAS 23 Borrowing Costs
The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all the activities necessary to prepare that asset for its intended use or sale are complete.
The entity applies the amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019, with early application permitted.
Since the Company’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Company.
2.2.2 New accounting standards, amendments and interpretations issued by the IASB, which are not yet effective and have not been early adopted by the Company
Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform
The London Interbank Offered Rate (“LIBOR”) is the most commonly used reference rate in the global financial market. However, concerns about the sustainability of LIBOR and other interbank offered rates (“IBORs”) globally has led to an effort to identify alternative reference rates. On 2017 the United Kingdom’s Financial Conduct Authority announcing that it would no longer persuade, or compel, banks to submit to LIBOR as of the end of 2021. This applies to LIBOR in all jurisdictions and in all currencies.
In September 2019, the IASB issued amendments to IFRS 9, IAS 39 and IFRS 7 Financial Instruments: Disclosures, which concludes phase one of its work to respond to the effects of Interbank Offered Rates (“IBOR”) reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate (an “RFR”).

•	The amendments to IFRS 9
The amendments include a number of reliefs, which apply to all hedging relationships that are directly affected by the interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument.
The amendments are effective for annual periods beginning on or after 1 January 2020 and must be applied retrospectively. However, any hedge relationships that have previously been de-designated
cannot be reinstated upon application, nor can any hedge relationships be designated with the benefit of hindsight. Early application is permitted and must be disclosed.
As of December 31, 2019, the Company has not initiated negotiations with the banks for those loans at LIBOR rates, the Company also do not expect any impact since they do not have hedging instruments.

2.3 Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Company and its subsidiaries.
2.3.1 Subsidiaries
Subsidiaries are all entities over which the Company has control, and this happens if and only if it has:

•	Power over the entity;

•	Exposure or rights to variable returns from their involvement in the entity; and

•	The ability to use its power over the entity to affect its returns.
The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally.
The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power including:

•	the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

•	potential voting rights held by the Company, other vote holders or other parties;

•	rights arising from other contractual arrangements; and

•
any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

The relevant activities are those that significantly affect the performance of the subsidiary. The ability to approve the operating and capital budget of a subsidiary, as well as the power to appoint the key personnel of the management, are decisions that demonstrate that the Company has present rights to direct the relevant activities of a subsidiary.
Subsidiaries are consolidated from the date when the Company acquires control over them until the date when such control ceases. Specifically, income and expenses of a subsidiary acquired or disposed during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.
The acquisition method of accounting is used to account for business combinations by the Company (see Note 2.3.4 below).
Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.
Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling
interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling
interests even if these results in the
non-controlling
interests having a deficit balance.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of profit or loss and other comprehensive income, consolidated statement of changes in equity and consolidated statement of financial position respectively.

The equity interest in the subsidiaries held by the Company at the end of the period/year are set forth below:

Nameof subsidiary	Proportion of ownership interest and voting power held by the Group %				Place of incorporation and operation	Main activity
	December 31, 2019	December 31, 2018	December 31, 2017
Vista Holding I, S.A. de C.V.	100%	100%	—	% (1)	Mexico	Holding
Vista Holding II, S.A. de C.V.	100%	100%	—	% (1)	Mexico	Holding
Vista Holding III, S.A. de C.V. (1)	100%	100%	—%		Mexico	Holding
Vista Holding IV, S.A. de C.V. (1)	100%	—%	—%		Mexico	Holding
Vista Complemento S.A. de C.V. (1)	100%	100%	—%		Mexico	Holding
Vista Oil & Gas Argentina S.A.U. (2)	100%	100%	—%		Argentina	Upstream (3)
APCO Oil & Gas S.A.U. (4)	—%	100%			Argentina	Upstream (3)
APCO Argentina S.A. (4)	—%	100%			Argentina	Holding
Aleph Midstream S.A. (1)(5)	0,27%	100%	—%		Argentina	Services (6)
Aluvional Infraestructura S.A. (1)	100%	100%	—%		Argentina	Mining and Industry

(1)	Companies established after the Initial Business Combination was completed on April 4, 2018.

(2)	Onwards Vista Argentina (Previously known as Petrolera Entre Lomas S.A.)

(3)	Refers to the exploration and production of gas and oil.

(4)	Companies absorbed by Vista Argentina, product of a corporate reorganization process whose effective date was January 1,2019.

(5)	See Note 27.

(6)	Includes operations destined at the collection, treatment, transport and distribution of hydrocarbons and their derivatives.
The participation of the company in the votes of the subsidiaries companies is the same participation as in the share capital.
2.3.2. Changes in ownership interests
Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling
interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.
When the Company ceases to consolidate an equity account for an investment because of loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss and other comprehensive income. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss and other comprehensive income.
If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.
2.3.3. Joint arrangements
Under IFRS 11 Joint Arrangements, investments in joint arrangements are classified as either joint operations or joint ventures, depends on the contractual rights and obligations. The Company has joint operations but does not have any joint ventures.

Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement and have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.
When the Company entity undertakes its activities under joint operations, the Company as a joint operator recognizes in relation to its interest in a joint operation:

i)	Assets and liabilities held jointly;

ii)	Its revenue from the sale of its share of the output arising from the joint operation;

iii)	Its share of the revenue from the sale of the output by the joint operation; and

iv)	Its expenses, including its share of any expenses incurred jointly.
The Company accounts for the assets, liabilities, revenues and expenses relating to its interest in a joint operation in accordance with the IFRSs applicable to the particular assets, liabilities, revenues and expenses. These have been incorporated in the financial statements under the appropriate headings. Interest in joint operations and other agreements have been calculated based upon the latest available financial statements or financial information as of the end of each period/year, taking into consideration significant subsequent events and transactions as well as management information available. When necessary, adjustments are made to the financial statements or financial information to bring their accounting policies into line with the Company’s accounting policies.
When the Comapny transacts with a joint operation in which an entity of the Company is a joint operator (such as a sale or contribution of assets), the Company is considered to be conducting the transaction with the other parties to the joint operation, and profits and losses resulting from the transactions are recognized in the Company’s consolidated financial statements only to the extent of other parties’ interests in the joint operation. When an entity of the Company transacts with a joint operation in which an entity of the Company is a joint operator (such as a purchase of assets), the Company does not recognize its share of the profits and losses until it resells those assets to a third party.
The joint operations are described in Note 29.
2.3.4 Business combinations
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisitions comprises:

i)	The fair value of the transferred assets;

ii)	The liabilities incurred to the former owners of the acquired business;

iii)	The equity interests issued by the Company;

iv)	The fair value of any asset or liability resulting from a contingent consideration arrangement; and

v)	The fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling
interest in the acquired entity on an
acquisition-by-acquisition
basis either at fair value or at the
non-controlling
interest’s proportionate share of the acquired entity’s net identifiable assets.
Acquisition-related costs are expensed as incurred. The value of the goodwill represents the excess of:

i)	The consideration transferred,

ii)	The amounts of any non-controlling interest in the acquired entity, and

iii)	The acquisition-date fair value of any previous equity interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill.
If the fair value of the net identifiable assets of the business acquired exceeds those amounts, before recognizing a gain, the Company reassesses if it has correctly identified all the assets acquired and all liabilities assumed, reviewing the procedures used to measure the amounts that will be recognized at the acquisition date. If the evaluation still results in an excess of the fair value of the net assets acquired with respect to the total consideration transferred, the gain on bargain purchase is recognized directly in the statement of profit or loss and other comprehensive income.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.
Any contingent consideration will be recognized at their fair value at the acquisition date. Contingent consideration is classified either as equity or as a financial liability. Amounts classified as a financial liability are subsequently re-measured
to fair value with changes in fair value recognized in the statement of profit or loss and other comprehensive income. The contingent consideration that is classified as equity is not re-measured,
while the subsequent settlement is accounted for within stockholders’ equity.
When the Company acquires a business, it evaluates the financial assets acquired and the liabilities assumed with respect to their proper classification and designation in accordance with the contractual terms, economic circumstances and conditions pertinent to the date of acquisition
Those reserves and resources acquired that can be measured reliably are recognized separately at their fair value at the time of acquisition. Other possible reserves, resources and rights, whose fair values cannot be measured reliably, are not recognized separately, but are considered as part of goodwill.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in the statement of profit or loss and other comprehensive income.
The Company has up to 12 months to finalize the accounting for a business combination. Where the accounting for a business combination is not complete by the end of the year in which the business combination occurred, the Company reports provisional amounts.
2.4 Summary of significant accounting policies
2.4.1 Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Management Committee (the “Committee” or “CODM”).
The CODM is the highest decision-making authority, responsible for allocating resources and setting the performance of the entity’s operating segments and has been identified as the body that executes the Company’s strategic decisions.
2.4.2 Property, plant and equipment
Property, plant and equipment is measured following the cost model where by, after initial recognition of the asset, the asset is recognized at cost less depreciation and less any subsequent accumulated impairment losses.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.
The cost of work in progress whose construction will extend over time includes, if applicable, borrowing costs. Any income obtained from the sale of commercially valuable production during the construction period of the asset is recognized reducing the cost of the work in progress.
Works in progress are valued according to their degree of progress and are recorded at cost, less any loss due to impairment, if applicable.

Profit and losses on disposals are determined by comparing the proceeds with the carrying amount.
2.4.2.1 Depreciation methods and useful lives
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate is recognized on a prospective basis. An asset carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
The Company depreciates drilling costs applicable to productive wells and to developmental dry holes, productive wells, machinery and installations in the oil and gas production areas according to the units of production method, by applying the ratio of oil and gas produced to estimated proved developed oil and gas reserves. The acquisition cost of property with proved reserves, including oil and gas properties, is depreciated by applying the ratio of oil and gas produced to estimated total proved oil and gas reserves. Acquisition costs related to properties with unproved reserves and unconventional resources are valued at cost with recoverability periodically assessed based on geological and engineering estimates of reserves and resources that are expected to be proved over the life of each concession and are not depreciated.
The capitalized costs related to the acquisition of property and the extension of concessions with proved reserves have been depreciated by field on a unit-of-production
basis by applying the ratio of produced oil and gas to the estimated proved oil and gas reserves.
Production facilities (including any significant identifiable component) are depreciated under the unit of production method considering proved develop reserves.
The Company’s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings	50 years
Vehicles	5 years
Machinery and installations	10 years
Computer equipment	3 years
Equipment and furniture	10 years
Land is not depreciated.
2.4.2.2 Assets for oil and gas exploration
The Company uses the successful efforts method of accounting for its oil and gas exploration and production activities (“E&P”).
This method involves the capitalization of: (i) the cost of acquiring properties in oil and gas E&P areas; (ii) the cost of drilling and equipping exploratory wells that result in the discovery of commercially recoverable reserves; (iii) the cost of drilling and equipping development wells, and (iv) the estimated asset retirement obligations.
The exploration and evaluation activity involve the search for hydrocarbon resources, the determination of its technical feasibility and the evaluation of the commercial viability of an identified resource.
According to the successful efforts method of accounting, exploration costs, such as Geological and Geophysical (“G&G”) costs, excluding exploratory well costs and seismic 3D on exploitation concessions, are expensed during the period in which they are incurred.
Once the legal right to explore has been acquired, the costs directly associated with an exploration well are capitalized as intangible exploration and evaluation assets until the well is completed and the results evaluated. These costs include compensation to directly attributable employees, materials and fuel used, drilling costs, as well as payments made to contractors.

Drilling costs of exploratory wells are capitalized until it is determined that proved reserves exists and they justify the commercial development. If reserves are not found, such drilling costs are expensed as an unproductive well. Occasionally, an exploratory well may determine the existence of oil and gas reserves but they cannot be classified as proved when drilling is complete, subject to an additional appraisal activity (for example, the drilling of additional wells) but it is probable that they can be developed commercially. In those cases, such costs continue to be capitalized insofar as the well has allowed determining the existence of sufficient reserves to warrant its completion as a production well and the Company is making sufficient progress in evaluating the economic and operating feasibility of the project.
All these capitalized costs are subject to a technical, commercial and administrative review, as well as a review of impairment indicators at least once a year, which serves to confirm the continuous intention to develop or otherwise extract value from the discovery. When this is no longer the case, costs are expensed.
When proven oil and gas reserves are identified and the management approves the start-up,
the corresponding capitalized expense is evaluated first in terms of its impairment and (if required) any loss due to impairment is recognized; then the remaining balance is transferred to oil and gas properties. With the exception of licensing costs, no amortization is charged during the phase of exploration and evaluation.
The initial estimated asset retirement obligations in hydrocarbons areas, discounted at a risk adjusted rate, are capitalized in the cost of the assets and depreciated using the units of production method. Additionally, a liability at the estimated value of the discounted amounts payable is recognized. Changes in the measurement of asset retirement obligations that result from changes in the estimated timing, amount of the outflow of resources required to settle the obligation, or the discount rate, are added to, or deducted from, the cost of the related asset.
For exchanges/swaps or parts of exchange/swaps that involve unproved oil and gas properties, the carrying value is accounted for at the fair value of the asset given up and no gain or loss is recognized.
2.4.2.3 Rights and Concessions
The rights and concessions are recorded as part of property, plant and equipment and depleted based on production units over the total of the developed and undeveloped proved reserves of the corresponding area. The calculation of the rate of production units for the depreciation / amortization of field development costs takes into account expenditures incurred to date, together with the authorized future development expenditures.
2.4.3 Intangible assets
2.4.3.1 Goodwill
Goodwill is the result of the acquisition of subsidiaries and represents the excess of the acquisition cost over the fair value of the net identifiable assets acquired at the date of acquisition. After initial recognition, Goodwill is measured at cost less accumulated impairment losses.
For the purpose of impairment testing, goodwill acquired in a business combination is allocated from the acquisition date to each of the acquirer’s cash-generating units (“CGU”), each unit represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.
When the goodwill is part of CGU and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when the gain or loss is determined.
2.4.4 Impairment of
non-financial
assets
Other
non-financial
assets with definite useful life are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an (i) asset’s fair value less costs of disposal and; (ii) value in use.

For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows, which are largely independent of the cash inflows from other assets or Groups of assets CGUs.
Non-financial
assets, that have been impaired are reviewed for possible reversal of the impairment at the end of each reporting period.
2.4.5 Foreign currency translation
2.4.5.1 Functional and presentation currency
The functional currency for the Company and each of its current subsidiaries and the Predecessor is the currency of the primary economic environment in which each entity operates. The functional currency of each of the entities is the US. Determination of functional currency may involve certain judgements to identify the primary economic environment and the parent entity reconsiders the functional currency of its entities if there is a change in events and conditions, which determined the primary economic environment.
2.4.5.2 Transaction and balances
Transactions in currencies other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates as of at the date of the transaction. Foreign exchange profit and loss resulting from the settlement of any transaction and from the translation at year-end
exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of profit or loss and other comprehensive income, unless they have been capitalized.
The exchange rates used at the end of each reporting period are: (i) for the assets, the buyer exchange rate at closing and (ii) for the liabilities, the seller exchange rate at closing.
2.4.6 Financial instruments
2.4.6.1 Other financial assets
2.4.6.1.1 Classification
2.4.6.1.1.1 Financial assets at amortized cost
Financial assets are classified and measured at amortized cost only if the following criteria have been met:

i)	The objective of the Company’s business model is to hold the asset to collect the contractual cash flows;

ii)	The contractual terms, on specified dates, have cash flows that are solely payments of principal and interest on the outstanding principal.
2.4.6.1.1.2 Financial assets at fair value
If any of the above-mentioned criteria have not been met, the financial asset is classified and measured at fair value (“FVTPL”) through profit or loss and other comprehensive income.
All investments in equity instruments are measured at fair value. For equity investments that are not held for trading, the Company can choose at the moment of the initial recognition to present changes in fair value through other comprehensive income. As of December 31, 2019, and 2018, the Company does not have any equity investment. As of December 31, 2017, PELSA did not have any equity instruments.
2.4.6.1.2 Recognition and measurement
At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset.
A profit or loss on a debt investment that is subsequently measured at fair value and is not part of a hedging relationship is recognized in profit or loss and other comprehensive income. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss and other comprehensive income when the financial asset is derecognized or impaired and through the amortization process using the effective interest rate method.
The Company reclassifies financial assets if and only if its business model to manage financial assets is changed.

Trade receivables and other receivables are recognized at fair value and subsequently measured at amortized cost, using the effective interest method, less allowance for expected credit losses, if applicable.
Likewise, the trade receivables arising from services rendered and/or hydrocarbons delivered, but unbilled at the closing date of each reporting period are recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.
2.4.6.1.3 Impairment of financial assets
The Company recognizes an allowance for Expected Credit Losses (“ECL”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate.
For trade receivables and other receivables, the Company applies a simplified approach in calculating ECL. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on ECLs at each reporting date. The Company analyzes each of its clients considering its historical credit loss experience, adjusted for forward-looking factors specific to the debtor and the economic environment.
The Company always measures the loss allowance for trade receivables at an amount equal to ECL. The expected credit losses on trade receivables are estimated on a case by case basis by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.
The Company considers a financial asset in default when contractual payments are more than 90 days past due or when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
ECLs, when applicable, are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default.
2.4.6.1.4 Offsetting of financial instruments
Financial assets and financial liabilities are presented gross in the consolidated statement of financial position unless both of the following criteria are met: (i) the Company currently has a legally enforceable right to set off the recognized amounts; (ii) and the Company intends to either settle on a net basis or realize the asset and settle the liability simultaneously. A right of set off is the Company’s legal right to settle an amount payable to a creditor by applying against it an amount receivable from the same counterparty.
The relevant legal jurisdiction and laws applicable to the relationships between the parties are considered when assessing whether a current legally enforceable right to set off exists.
2.4.6.2 Financial liabilities and equity instruments
2.4.6.2.1 Classification as debt or equity
Debt and equity instruments issued by an entity of the Company are classified either as financial liabilities or as equity in accordance with the substance of the contractual and the definitions of a financial liability and an equity instrument.
A contractual agreement to issue a variable number of shares is classified as a financial liability and measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss and other comprehensive income.
2.4.6.2.2 Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity, and recognized at the proceeds received, net of direct issue costs.
2.4.6.2.3 Compound instruments
The component parts of compound instruments (negotiable obligations) issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument.

The fair value of the liability component, if any, is estimated using the prevailing market interest rate for similar non-convertible
instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date.
A conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently re-measured.
In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to other equity account. Where the conversion option remains unexercised at the maturity date of the negotiable obligations, the balance recognized in equity will be transferred to retained earnings. No profit or loss is recognized in profit or loss upon conversion or expiration of the conversion option.
Transaction costs that relate to the issue of the negotiable obligations are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the lives of the negotiable obligations using the effective interest method.
Reimbursable Series A Shares
After the initial recognition, the funds received from the Serie A shares, net of offer expenses, are measured subsequently at their amortized cost using the effective interest rate method. Profits and losses are recognized in the consolidated statements of profit or loss and other comprehensive income when the liabilities are written off.
The amortized cost is calculated taking into account any discount or premium in the acquisition, as well as the commissions or costs that are an integral part of the effective interest rate method. Amortization based on the effective interest rate method is included within financial results.
2.4.6.2.4 Financial liabilities
All financial liabilities are recognized initially at fair value and are subsequently measured at amortized cost using the effective interest method or at FVTPL. Borrowings are recognized initially at fair value, net of transaction costs incurred.
Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination,
(ii) held-for
trading, or (iii) designated as at FVTPL, are subsequently measured at amortized cost using the effective interest method.
PELSA did not have any financial liability measured at FVTPL as of December 31, 2017.
The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.
The loans are classified as current and
non-current
according to the period of cancellation of the obligation according to the contractual agreement. Those whose settlement operates within 12 months after closing are classified as current.
2.4.6.2.5
De-recognition
of financial liabilities
The Company derecognizes financial liabilities when their obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid is recognized in profit or loss and other comprehensive income.
When an existing financial liability is replaced with another from the same lender in substantially different terms, or the terms of an existing liability are significantly modified, such exchange or modification is treated as a de-recognition
of the original liability and recognition of a new
liability.

The difference in the respective book values is recognized in profit or loss and other comprehensive income.

2.4.7 Revenue from contracts with customers and other income recognition
2.4.7.1 Revenue from contracts with customers
Revenue from contracts with customers arising from sale of crude oil, natural gas and Liquefied Petroleum Gas (“NGL”) is recognized at a point in time when control of the goods are transferred to the customer generally on delivery of the inventory. Revenue from contract with customers are recognized at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods. Trade receivables are non-interest
bearing and are generally on terms of 30 days for crude oil revenues and 65 days for natural gas and NGL revenues. The Company has concluded that it is the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customer.
Revenues from the production of oil and natural from the joint agreements in the Company participate, are recognized when sales are made to customers and production costs will be accrued or deferred to reflect differences between volumes taken and sold to customers and the percentage of contractual participation resulting from joint arrangement.
Based on the revenue analysis carried out by the Company’s Management, Note 5 has been broken down by (i) type of good and (ii) sales channels. All the revenues of the Company are recognized at a point in time.
2.4.7.2 Contract balances
Contract assets
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. As of December 31, 2019, and 2018, December 31, 2017, the Company nor the Predecessor has any contract assets.
Trade and other receivables
A trade receivable represents the Company’s right to an amount of consideration that is unconditional i.e., only the passage of time is required before payment of the consideration is due.
Contract liabilities
A contract liability is the obligation to transfer goods or services to a customer for which the Company has received consideration from the customer. If a customer pays consideration before the Company transfers goods or services to the customer, a contract liability is recognized. Contract liabilities are recognized as revenue when the Company performs under the contract. As of December 31, 2019, and 2018, December 31, 2017, the Company nor the Predecessor has any contract liability.
Other income
Other operating income corresponds to sales of services to third parties The Company recognizes revenue from services rendered over time, using an input method to measure progress towards complete satisfaction of the service, because the customer simultaneously receives and consumes the benefits provided by the Company.
2.4.7.3 Other operating income/expenses-Government grants-Recognition of compensation for injection of surplus gas and extraordinary tariff
Grants from the Government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Company will comply with all attached conditions. There are no unfulfilled conditions or other contingencies attaching to the following grants.
The recognition of income for the injection of surplus gas is under the scope of IAS 20 since it involves a compensation as a result of the production increase committed. This item has been disclosed under Surplus Gas Injection Compensation, under Other operating income, in the statement of profit or loss and other comprehensive income. Furthermore, tax payments related to the program has been disclosed under Extraordinary tariff, under Other operating expenses, in the statement of profit or loss and other comprehensive income.

The Group did not benefit directly from any other forms of government assistance.
Interest income
Interest income is recognized using the effective interest method. When a receivable is impaired, the Company reduces the carrying amount to its recoverable amount, being the estimated future cash flow discounted at the original effective interest rate of the instrument and continues unwinding the discount as interest income. Interest income on impaired loans is recognized using the original effective interest rate.

2.4.8 Inventories
Inventories are comprised of crude oil stock, raw materials and materials and spare parts, as describe below.
Inventories are stated at the lower of cost or net realizable value. The cost of inventories includes expenditures incurred in the production and other necessary costs to bring them to their existing location and condition. The materials and spare parts cost are determined using the Weighted Average Price Method.
The net realizable value is the estimated selling price in the ordinary course of business less the estimated direct costs to make the sale.
The assessment of the recoverable value of these assets is made at each reporting date, and the resulting loss is recognized in the statement of profit or loss and other comprehensive income when the inventories are overstated.
The portion of materials and spare parts and the existing permanent equipment that the Company expects to use for more than a period, as well as those that could only be used in relation to an item of property, plant and equipment are included in the session of “Property, plant and equipment”.
2.4.9 Cash and cash equivalents
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
If any, bank overdrafts are shown within borrowings in current liabilities in the statement of financial position and there are not disclosed under Cash and cash equivalents in the statement of cash flows since they are not part of the Company’s cash management.
2.4.10 Shareholders’ equity
Equity’s movements have been accounted for in accordance with the decisions of shareholders’ meetings and legal or regulatory standards.
a. Share capital
Share capital represents the share capital issued, composed of the contributions that were committed and or made by the shareholders. Is represented by shares that comprise outstanding shares at nominal value. Common shares are classified as equity.
b. Legal reserve
In accordance with the Mexican Commercial Companies Law, at least 5% of the net profit for the year must be allocated by the Company to increase the legal reserve until it reaches 20% of the share capital. As of December 31, 2019, and 2018, the Company has not created this reserve.
For VISTA, the successor Company, in accordance with the Mexican Commercial Companies Act, at least 5% of the net profit for the year must be allocated by the Company to increase the legal reserve until it reaches 20% of the share capital. As of December 31, 2017, as of December 31, 2018, the Company has not created this reserve.

For PELSA, the predecessor Company, in accordance with the Argentine Companies Law No. 19,550, at least 5% of the net profit for the year, prior years’ adjustments, the amounts transferred from other comprehensive income and prior years’ accumulated losses in Argentina Pesos (“ARS”) and according to Argentine generally accepted accounting principles (“AR GAAP”), must be appropriated to a legal reserve until such reserve reaches 20% of PELSA’s outstanding capital. When for any reason, the amount appropriated to this reserve is smaller than 5%, dividends may not be distributed, until such amount is appropriated. As of December 31, 2017, the Predecessor Company had 7,523 regarding this reserve.
c. Voluntary reserve
This reserve results from an allocation made by the Shareholders’ Meeting, whereby a specific amount is set aside to cover for the funding needs of projects and situations associated with Company policies.
For PELSA, in accordance with the provisions of the General Resolution N° 7/2015 and its amendments of the Superintendence of Corporation of the City of Buenos Aires (“IGJ”), the Ordinary General Shareholders’ Meeting held on May 19, 2017 resolved to assign specific allocation to the retained earnings as of January 1, 2017.
d. Accumulated results
Retained earnings comprise accumulated profits or losses without a specific appropriation. Retained earnings can be distributed by the decision of the Shareholders’ meeting as dividends, as long as they are not subject to legal restrictions. These retained earnings / (accumulated losses) comprise prior years’ earnings that were not distributed or losses, the amounts transferred from other comprehensive income and prior years’ adjustments.
For the Company, similarly, to the effects of capital reductions, these distributions will be subject to the determination of income taxes according to the applicable income tax rate, except for the re-measured
contributed capital stock or if these distributions come from the net fiscal profit account (“CUFIN”).
The accumulated deficit shown in the Successor entity’s statement of changes in shareholders’ equity as of April 4, 2018 includes the net loss of VISTA for the period beginning March 22, 2017 (inception) to April 3, 2018 mainly relating to administrative expenses and expenses relating to the IPO made in the Mexican Stock Exchange.
For the Argentine subsidiaries, including PELSA, in accordance with Law No. 25,063, dividends distributed in cash or in kind, in excess of the accumulated tax profits at the close of the fiscal year immediately prior to the date of payment or distribution, were subject to a 35% withholding tax as a sole and definitive payment.
The sanction of Law No. 27,430, published on December 29, 2017 (See Note 32), removed this withholding tax on dividends for new profits generated from fiscal years beginning on or after January 1, 2018. That law replaces it with a withholding of 7% for fiscal years 2018 and 2019 and 13% for subsequent fiscal years, on dividends distributed by corporations in favor of their shareholders, when they are individuals or undivided inheritances with residency in Argentina or beneficiary residing abroad of Argentina.
e. Other comprehensive income
It includes gains and losses from the actuarial gains and losses for defined benefit plans and the related income tax effect.
f. Dividends distribution
Dividend distribution to Company shareholders is recognized as a liability in the financial statements in the year in which the dividends are approved by the Shareholders’ Meeting. The distribution of dividends is made based on the Company’s stand-alone financial statements.
The Company will not be able to pay dividends until (i) future profits absorb the retained losses and (ii) the restrictions imposed by the credit facility agreement are released, as stated in Note 17.1.

2.4.11 Employee benefits
2.4.11.1 Short-term obligations
Liabilities for contributions and salaries that are expected to be settled wholly within 12 months after the end of the period are recognized the amounts expected to be paid when the liabilities are settled and are presented as “salaries and other social security contributions” in the consolidated statement of financial position.
The costs related to compensated absences, such as vacation, are recognized as they are accrued.
In Mexico, participation in the Company’s benefits is paid to its qualified employees; which is calculated using the same taxable income as for income tax, except for the following:

(i)	Neither tax losses from prior years nor the employee profit sharing paid during year are deductible.

(ii)	Tax-exempt paymets for employees are fully deductible in the calculation of employee benefit sharing.
2.4.11.2 Defined benefit plans
Labor costs liabilities are accrued in the periods in which the employees provide the services that trigger the consideration.
The cost of defined contribution plans is periodically recognized in accordance with the contributions made by the Company.
Additionally, the Company and its Predecessor have a defined benefit plan described in Note 22. Defined benefit plans define an amount of pension benefit that an employee will receive on retirement, depending on one or more factors, such as age, years of service and compensation. In accordance with conditions established in each plan, the benefit may consist in a single payment, or in making complementary payments to those made by the pension system.
The defined benefit liability recognized in the statement of financial position, at the end of the reporting period, is the present value of the defined benefit obligation net of the fair value of the plan assets, when applicable. The defined benefit obligation is calculated at least annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.
Actuarial profit and losses from experience adjustments and changes in actuarial assumptions are recognized in other comprehensive income (loss) in the period in which they arise, and past service costs are recognized immediately in the statement of profit or loss and other comprehensive income.

2.4.12 Borrowing costs
General and specific borrowing costs which are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period to get ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization. Other borrowing costs are expensed in the period in which they are incurred.
For the years ended on December 31, 2019 and 2018 except for interest on lease liabilities disclosed in Note 2.2 the Company did not capitalize any borrowing cost as it does not have qualifying assets.
During the year ended Decemeber 31, 2019 and for the period beginning April 4, 2018 through December 31, 2018, the period beginning January 1, 2018 through April 3, 2018 and for the year ended December 31, 2017, PELSA nor the Group capitalize any borrowing costs as it does not have qualifying assets or borrowing costs incurred during those periods/year.

2.4.13 Provisions and contingent liabilities
Provisions are recognized when the Company meet the following conditions: (i) has a present legal or constructive obligation as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle that obligation; and (iii) the amount can be reliably estimated. Provisions are not recognized for future operating losses.
2.3.13.1 Provision for contingencies
Provisions are measured at the present value of the expenditures expected to be required to settle the present obligation, taking into account the best available information as of the date of the financial statements based on assumptions and methods considered appropriate and taking into account the opinion of each Company’s legal advisors. As additional information becomes available to the Company, estimates are revised and adjusted periodically. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as financial costs.
When the Company expects a part or all of the provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
Contingent liabilities are: (i) possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence
of uncertain future events not wholly within the control of the entity; or (ii) present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.
The Company discloses in notes to the financial statements a brief description of the nature of material contingent liabilities (See Note 21.3).
Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
2.4.13.2 Provision for asset retirement obligation
The Company recognizes a provision for asset retirement obligation when there is a current legal or implicit obligation as a result of past events and it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
In general, the obligation arises when the asset is installed, or the land/environment is disturbed in the location of the well.
When the liability is initially recognized, the present value of the estimated costs is capitalized increasing the carrying value of the related assets for the extraction of oil and gas to the extent that they have been incurred due to the development / construction of the well.
Additional provisions that arise due to greater development or construction in the property for oil and gas extraction are recognized as additions or charges to the corresponding assets and when the decommissioning liability is originated.
Changes in estimated times or the cost of asset retirement obligation are treated prospectively by recording an adjustment to the provision and the corresponding asset.
If the change in the estimate results in an increase in the decommissioning liability and, therefore, an addition to the carrying amount of the asset, the Company considers whether or not there is an indication of impairment of the asset in an integral manner and, be so, it undergoes impairment testing. For mature wells, if the estimate of the revised value of assets for oil and gas extraction, net of asset retirement obligation provisions, exceeds the value recoverable, that part of the increase is charged directly to expenses.

Over time, the discounted liability increases with the change in present value, based on the discount rate that reflects the current market assessments and the specific risks of the liability. The unwinding of the discount is recognized in the statement or profit or loss and other comprehensive income as a financial cost.
The Company recognizes deferred tax assets with respect to the temporary difference between the asset retirement obligation provisions and the corresponding deferred tax liability.
2.4.13.2 Provision for environmental remediation
Provisions for environmental costs are recognized when it is probable that a cleanup will be carried out and the estimated costs can be estimated reliably. Generally, the timing of recognition of these provisions concur with the commitment of a formal action plan or, if it is before, at the time of the divestment or the closure of the inactive sites.
The amount recognized is the best estimate of the required expense to settle the obligation. If the effect of the value of money over time is material, the recognized value is the present value of the estimated future expense.
2.4.14 Income tax and minimum presumed income tax
2.4.14.1 Current and deferred income tax
The tax expenses for the period/year include current and deferred tax. Tax is recognized in the statement of profit or loss and other comprehensive income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.
The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the end of the reporting period. The Company periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities. Where tax treatments are uncertain, if it is considered probable that a taxation authority will accept the Company’s proposed tax treatment, income taxes are recognized consistent with the Company’s income tax filings. If it is not considered probable, the uncertainty is reflected using either the most likely amount or an expected value, depending on which method better predicts the resolution of the uncertainty.
Deferred income tax is recognized, using the liability method, on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax liabilities are generally recognized for all taxable temporary differences, however deferred tax liabilities are not recognized if they come from the initial recognition of goodwill.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available and can be used against temporary differences. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that enough taxable profits will be available to allow all or part of the asset to be recovered.
Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
Deferred income tax is provided on temporary differences from investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
Current and deferred tax assets and liabilities have not been discounted and are stated at their nominal values.
Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Income tax rates prevailing as of December 31, 2019 and 2018 in Argentina and Mexico (see Note 32) are 30%, and as of December 31, 2017 are 35%.
2.4.14.2 Minimum presumed income tax
The Company’s subsidiaries in Argentina calculate tax on minimum presumed income tax applying the current 1% tax rate to taxable assets estimated at the end of each reporting period.
This tax is complementary to income tax in Argentina. The Company and the subsidiaries in Argentina’s tax liability is the higher between the liability of income tax and the liability determined as explained above for this tax.
However, if the minimum presumed income tax exceeds income tax during one fiscal year, such excess may be offset against any income tax excess over the minimum presumed income tax that may be generated in the following ten years.
The Company has registered an asset for minimum presumed income tax include in trade receivable for 1,462. It may be charged against taxable profits generated until December 31, 2028.
As of December 31, 2019, December 31, 2018, December 31, 2017, the income tax determined was in excess of the presumed income tax determined for those periods, as such no presumed income tax was recognized as of those dates. Neither PELSA nor the Group have any presumed income tax asset deferred as other receivables related to previous years.
On July 22, 2016, Law No. 27,260 was published, which eliminates the minimum presumed income tax for the years beginning on January 1, 2019 and later.
2.4.15 Share-based payments
Employees (including senior executives) of the Successor Company may receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model (See Note 33)
That cost is recognized in employee benefits expense, together with a corresponding increase in equity (“Shared-based paymets”), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss and othe comprehensive income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and
non-market
performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting
conditions.
Non-vesting
conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.
No expense is recognized for awards that do not ultimately vest because non-market
performance and/or service conditions have not been met. Where awards include a market or non-vesting
condition, the transactions are treated as vested irrespective of whether the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.
The possible dilutive effect of outstanding options is reflected, as applicable; in the computation of diluted earnings per share (further details are given in Note 12).
On March 22,2018 the Company approved a LongTerm Incentive Plan (“LTIP”) consisting of a plan to provide for rhe Company and its subsidiaries to attract and retain talented persons as officers, directors, employees and consultants. The LTIP include the following mechanisms for rewarding and retaining key personal (i) Stock Option Plan, (ii) Restricted Stock Units and; (iii) Performance Restricted Stock and therefore accounted under IFRS 2 Shared based payments as detailed above.
a) Stock Option (“SOP”) (equity-settled)
The stock option plan gives the participant the right to buy a quantity of shares over certain period of time.The cost of the equity-settled share purchase plan is measured at grant date, taking into account the terms and conditions on which the share options were granted. The equity-settled compensation cost is recognized in the consolidated statement of profit or loss and other comprehensive income under the caption of share-based payments, over the requisite service period.
b) Restricted Stock (equity-settled)
Certain key employees of the Company receive additional benefits for free or a minimum value once the conditions are achieved through a share purchase plan denominated in Restricted Stock (“RSs”), which has been classified as an equity-settled share-based payment. The cost of the equity-settled share purchase plan is measured at grant date, taking into account the terms and conditions on which the share options were granted. The equity-settled compensation cost is recognized in the consolidated statement of profit or loss and other comprehensive income under the caption of share-based payments over the requisite service period.
c) Performance Restricted Stock (equity settled)
The Company grants Performance Restricted Stock (“PRSs”) to key employees, which entitle them to receive PRSs after having attained certain performance goals over a service period. PRS is classified as an equity-settled share-based payment. The cost of the equity-settled share purchase plan is measured at grant date, taking into account the terms and conditions on which the share options were granted. The equity-settled compensation cost is recognized in the consolidated statement of profit or loss and other comprehensive income under the caption of share-based payments, over the requisite service period. As of December 31, 2019, and 2018 the Company has not granted any PRSs.
2.4.16 Going concern
The Board of Directors regularly monitor the Group’s cash position and liquidity risks throughout the year to ensure that it has sufficient funds to meet forecast operational and investment funding requirements. Sensitivities are run to reflect latest expectations of expenditures, oil and gas prices and other factors to enable the Group to manage the risk of any funding short falls and/or potential debt covenant breaches.
Considering macroeconomic environment conditions, the performance of the operations and the Group’s cash position, as of December 31, 2019, the Directors have formed a judgement, at the time of approving the financial statements, that there is a reasonable expectation that the Group has adequate resources to meet all its obligations for the foreseeable future. For this reason, the Directors have continued to adopt the going concern basis in preparing the Consolidated Financial Statements.
2.5	Regulatory framework
A- Argentina
Oil and gas
2.5.1 Regulatory framework for hydrocarbons activitie in Argentina
In the Republic of Argentina, the activity of exploration, exploitation, transport and commercialization of hydrocarbons is governed by Law No. 17,319, as amended by Law No. 27,007.
The main changes introduced by Law No. 27,007 are detailed below:
(i) It establishes terms for exploration permits and exploitation and transportation concessions, making a distinction between conventional and unconventional, and continental shelf and territorial sea reservoirs.
(ii) The 12% payable as royalties to the grantor by exploitation concessionaires on the proceeds derived from liquid hydrocarbons extracted at wellhead and the production of natural gas will remain effective. In case of extension, additional royalties for up to 3% on the royalties applicable at the time of the first extension, up to a maximum of 18%, will be paid for the following extensions.
(iii) It restricts the National Government and the Provinces from reserving new areas in the future in favor of public or mixed companies or entities, irrespective of their legal form. Thus, contracts entered into by provincial companies for the exploration and development of reserved areas before this amendment are safeguarded.
The Province of Neuquén has its own Hydrocarbons Law No. 2,453. Therefore, the assets that the Company owns in the Province of Neuquén are governed by that Law, while the others, located in the Province of Santa Cruz, Rio Negro and Salta are governed by Law No. 17,319 and its modifications
2.5.1.1 Need and Urgency Decree No. 566/2019
Through Decree of Need and Urgency No. 566/2019 dated August 15, 2019, and effective as of August 16, 2019 (the “Decree 566/2019”), the government of the Argentine Republic determined that during the period covered from the entry into force of Decree 566/2019 until the ninety (90) calendar days following it (the “Term”):
(i) deliveries of crude oil made in the local market during the Term must be billed and paid at the agreed price between the producing and refining companies as of August 9, 2019, applying a reference exchange rate of Argentine Pesos (“ARS”) 45.19/US and a Brent reference price of US 59.00 per barrel (“bbl”);
(ii) that the maximum price of gasoline and diesel in all its qualities, marketed by refining companies and / or wholesale and / or retail retailers in the country, in all sales channels, during the Term, may not be higher than the current price as of August 9, 2019;
(iii) that during the Term, the refining companies and the wholesale and retail retailers of the country must cover, at the prices established in Decree 566/2019, the total national demand for liquid fuels in the Argentine Republic, in accordance with the volumes that are required from the usual practices of the Argentine market, providing on a regular and continuous basis to each and every one of the areas that make up the territory of the Argentine Republic; and
(iv) the hydrocarbon producing companies of the Argentine Republic, must cover the total demand for crude oil that is required by the Argentine market refining companies, providing on a regular and continuous basis to all refineries located in the territory of the Argentine Republic.
On August 20, 2019, the Company requests in the Federal Administrative courts a precautionary measure to the immediate suspension of Articles 1 and 4 of Decree 566/2019 that imposed maximum prices for the sale of crude oil in the local market and the obligation to supply it, all in order to avoid damages on the operations and financial results of the Company.

On December 3, 2019, the Company withdrew of the precautionary measure. As of the date of these consolidated financial statements, the Term of this Decree has ended.
2.5.1.2 Decree 601/19
By Decree 601/19, dated August 30, 2019, the provisions of Decree 566/2019 were modified, establishing that:
(i) until November 13, 2019 deliveries of crude oil made in the local market need to be invoiced and paid at the agreed price between the producing and refining companies as of August 9, 2019, applying a reference exchange rate of 46.69 ARS/US and a Brent reference price of 59 US/bbl.; and
(ii) the maximum price of gasoline and diesel in all its qualities, marketed by the refining companies and the wholesale and retail retailers, whose final destination is the public supply through fuel pumps may not be higher than the current price as of August 9, 2019.
As of the date of these consolidated financial statements, the Term of this Decree has ended.
2.5.1.3 Resolution 557/2019
Through Resolution 557/2019, of the Secretariat of Energy Government of September 19, 2019, it was determined that:
(i) during the term of Decree 601/2019 the prices of gasoline and diesel in all its qualities, marketed by refining companies and wholesale and retail retailers, whose final destination is the public supply through fuel pumps can increase in up to 4% with respect to the prices in force as of August 9, 2019; and
(ii) during the term of Decree 601/2019 deliveries of crude oil made in the local risk market will be invoiced and paid at the agreed price between the producing and refining companies as of August 9, 2019, applying a reference exchange rate of 49.30 ARS/ US, equivalent to 5.58% increase over the current reference value, and a Brent reference price of 59 US/bbl.
As of the date of these consolidated financial statements, the Term of the said Resolution has ended.
2.5.2 Gas Market
During the last few years, the Argentine Government has created different programs seeking to encourage and increase gas injection into the domestic market.
2.5.2.1 Natural Gas Surplus Injection Promotion Program for Companies with Reduced Injection (the “IR Program”)
In November 2013, pursuant to Resolution No. 60/13, the Commission created the IR Program covering companies with no previous production or with a 3.5 MMm3/day production cap, establishing price incentives for production increases and NGL importation penalties in case of breach of the committed volumes. Furthermore, companies benefiting from this Program and meeting the applicable conditions may request the interruption of their participation in that program and their incorporation into the current one. Resolution No. 60/13 (as amended by the Secretariat of Energy Resolution N° 22/14 and N° 139/14), established a price ranging from 4 US/ Millions of British Thermal Unit (“MMBTU”) to 7.5 US/MMBTU, based on the highest production curve attained. The IR Program had a validity date until December 2017.
On March 6, 2014 and January 30, 2015, PELSA was registered with this program pursuant to Resolutions No. 20/14, of the Secretariat of Economic Policies and Development Planning of the Ministry of Economy and Public Finances.
On January 4, 2016, the Executive Branch Decree No. 272/15 dissolved the Commission created pursuant to Executive Decree No. 1,277/12 and provided that the powers assigned to it would be exercised by the Ministry of Energy and Mining (“MEyM”).
On May 20, 2016, Executive Decree No. 704/16 authorized the delivery of bonds denominated in U.S. Dollars issued by the Argentine Government (BONAR 2020) for a face value of 6,211 for the settlement of amounts outstanding as at December 31, 2015 under the Program. Furthermore, the Executive Decree imposed restrictions on the transferability of such bonds, with a limit of up 3% per month without penalty until December 31, 2017, except to subsidiaries and/or affiliates, and required the filing of information on a monthly basis.

On April 3, 2018, the MEyM issued Resolution No. 97/18 approving the procedure for the settlement of the outstanding compensations under this program. The beneficiary companies that elected for the application of the procedure included in the aforementioned resolution must declare their adhesion to it within the term of twenty business days, waiving all right, action, appeal and claim, present or future, both in administrative and judicial jurisdiction, in relation to the payment of the obligations arising from the Program.
On May 2, 2018, the Group filed with the MEyM the adhesion form, stating its consent and acceptance of the terms and scope of the aforementioned resolution. The balances outstanding as of December 31, 2017, subject to this settlement, amount to 14,366 for PELSA and 4,667 for APCO Argentina Branch that was acquired in April 4, 2018 (Note 31). The resolution establishes an estimated compensation amount of 13,569 for PELSA and of 4,700 for APCO Argentina Branch due to the recognition of higher amounts in terms of U.S. dollars than the original amounts in Argentine pesos converted at the prevailing exchange rate. The settlement procedure foreseen by the Resolution establishes that the amounts will be paid in thirty equal monthly and consecutive installments as from January 1, 2019. Because of this resolution, the Group recognized during the period beginning April 4, 2018 through December 31, 2018, a net loss of approximately 1,760 for the receivable recognized, the Extraordinary canon on SGIC and the recognition of the present value of this receivable according to the new terms net of the gain recognized on the present value of the liability of the Extraordinary canon within financial results. The balance outstanding as of December 31, 2018 is 15,948 and is included in Note 16.
On July 1, 2019, through Resolution No. 358/19, the Company was notified by the Ministry of Energy of the credit cancellation plan linked to the IR Program. Which according to said resolution will be canceled with bonds issued by the National State (“Gas Natural Program Bonds”) denominated in US to be amortized within a maximum term of thirty (30) installments.
During the year ended December 31, 2019, the Company has received 20,663 in Gas Natural Program Bonds, of which, at the close of the period have been amortized 8,257. As of December 31, 2019, the credit registered by the Company linked to the IR Program amounts to 12,406 of nominal value and 11,397 of current value. (See Note 16)
2.5.2.2 Agreement for gas supply to distributors
On November 29, 2017, PELSA, together with the main Argentine gas producers, executed with the MEyM the terms for the supply of natural gas to distributors aiming to establish basic conditions for the purchase of gas supply by distributors, effective from January 1, 2018 through December 31, 2019 (the “transition period”).
Moreover, it established the continuity of the gradual and progressive path of reduction of subsidies, all within the framework of the process of normalization of the natural gas market, which occurs within the period of validity of such Terms and Conditions until December 31, 2019 considered as the “transition period” until the price of natural gas supply agreements will be the price resulting from the free interaction of supply and demand.
The guidelines established in the Terms and Conditions include, among others, the recognition of the right to transfer to the gas canon the cost of gas acquisition paid by users and consumers; establishes the available volumes that each producer and each basin must make available daily to the distributors for each month, who may express their lack of interest before a certain date set forth in the Terms and Conditions; establishes penalties for non-compliance
for any of the parties regarding their obligation to deliver or take gas; establishes gas prices for each basin for the next two years between 2018 and 2019, in US dollars, the parties being able to set prices lower than those established under the applicable free negotiations; establishes payment guidelines for the purchases made by the Distributors to producers; ENARSA assumes the obligation to supply the demand corresponding to areas reached by the subsidies of residential gas consumption contemplated in article 75 of Law 25,565 (corresponding to the areas of lower price of residential gas charged to users and consumers), during the period of transition.
The Terms and Conditions constitute the terms and conditions to consider in the negotiations of their respective individual agreements, without this being construed as an obligation. Additionally, the Terms and Conditions establish guidelines for early termination in the event of non-compliance
by the parties.

2.5.3 Oil Market
2.5.3.1 Oil Plus Program (“Petróleo Plus”)
The Company participated in the Oil Plus Program, which provided for certain incentives to production companies. On July 13, 2015, the Decree No. 1,330/15 abrogated this program created by Decree No 2,014/2008, which rewarded oil production companies that have increased production and reserves and provided that incentives pending liquidation would be settled through the issuance of Government bonds. On November 30, 2016, Decree 1,204/16 was published in the Official Gazette, expanding the issuance of Government bonds for the same purpose.
On September 15, 2015, the Company received the amount of 2,020 with BONAD 2018 bonds with a face value of one US each and the amount of 8,081 with BONAR 2024 bonds with a nominal value of one US each, based on Decree No 1,330/2015 mentioned above.
2.5.3.2 Argentine Hydrocarbons Industry Transition to International Price Agreement
In December 2015, after then new government assumed office, official exchange rate significantly depreciated, thus directly affecting on crude oil costs for refiners. On this regard, the Government jointly with Argentine’s producers and refiners, agreed domestic crude oil prices for 2016-year. A price of U.S. Dollars 67.5 and U.S. Dollars 54.9 per barrel was defined for Medanito variety and Escalante variety, respectively for the first seven months and the application of a 2%, 4%, 6%, 8% and 10% discount on the mentioned prices for the rest of the months, respectively.
On January 11, 2017, the Government and Argentine’s producers and refiners signed the Argentina Hydrocarbons Industry Transition to International Price Agreement, aiming to achieve international parity for domestic crude oil price produced and traded in Argentina during 2017.
On March 21, 2017, Executive Order No. 192/2017 created the Crude Oil and Oil Derivatives Import Operations Registry and established canon positions for certain products subject to registration and authorization requirements.
Notwithstanding the foregoing, the agreement provided for the power of either party to abandon the agreement during its term, which was also subject to compliance with certain variables such as the exchange rate or price of Brent crude oil within certain established parameters. During the last quarter of 2017, the price agreement was suspended because it considered this suspension in case the average international price of 10 days exceeds the local price, but it also states that it may be restored if the average price of Brent crude is positioned below the local price for more than 10 days.
Since then, the market players-producers and refiners-began to freely agree on domestic oil prices, generally valid on a calendar-month basis and linked to the Brent international benchmark, while maintaining limits on the exchange rate.
2.5.4 Royalties and other canons
Royalties are applied to the total production of the conventional and unconventional concessions and are calculated by applying 12% to production to the sale price, after discounting certain expenses in order to bring the value of the cubic meter of crude oil, natural gas and liquefied gas at a price from wellhead. Royalties are recorded at the statement of profit or loss in cost of sales.
As of July 2009, as part of the agreement to extend concessions with the Province of Neuquén, mentioned in Note 29.3, an extraordinary canon on production of 3% was included, for the production corresponding to the Neuquén province of the Entre Lomas and Bajada del Palo oil and gas properties.
Likewise, up to the declaration of commerciality of the fields Charco del Palenque and Jarilla Quemada in Agua Amarga, in November 2009 and August 2015, respectively, the joint operation paid to the Province of Río Negro a 6.5% royalty on the monthly production of these fields.
Finally, also as part of the extension agreement of the concession with the Province of Río Negro, mentioned in Note 29.3, an additional amount equivalent to 3% of the production corresponding to the Río Negro territory of the Entre Lomas area was included.

As part of the extension agreement of the concession mentioned in Note 29.3, an extraordinary canon on the production of 3% is included for the conventional areas of Entre Lomas Bajada del Palo and 6.5% for Agua Amarga.
Additionally, as a result of the Unconventional Hydrocarbons Exploitation Concession (“CENCH”) (See Note 29.3), a percentage of royalties on production of 12% was established.

B-	Mexico
2.5.5 Exploration and production activities
In 2013, Mexico introduced certain amendments to the Mexican Constitution, which led to the opening of the oil, natural gas, and power sectors to private investment.
As part of energy reform, Petróleos Mexicanos (“Pemex”) was transformed from a decentralized public entity into a productive state-owned company. In August 2014, the Mexican Congress passed secondary laws to implement the reforms. The reforms allow the Mexican government to grant contracts to private-sector entities in the upstream sector through public tenders. These amendments also allow private-sector entities to obtain permits for the processing, refining, marketing, transportation, storage, import and export of hydrocarbons, including the processing, compression, liquefaction, regasification, transportation, distribution, marketing and retail of natural gas, the transportation, storage, distribution, marketing and retail of oil products, including NGL, and the transportation (through pipelines) and related storage of petrochemicals, including ethane.
The legislation enacted in 2014 includes the Mexican Hydrocarbons Law (
Ley de Hidrocarburos
), which preserves the concept of state ownership over hydrocarbons while located in the subsoil but allows private companies to take ownership over the hydrocarbons once they are extracted. The Mexican Hydrocarbons Law allows private-sector entities holding a permit granted by the Mexican Energy Regulatory Commission (“CRE”) to store, transport, distribute, commercialize and carry out direct sales of hydrocarbons, as well as to own and operate pipelines and liquefaction, regasification, compression and de-
compression stations or terminals, and related equipment in accordance with technical and other regulations. In addition, private-sector entities may import or export hydrocarbons subject to a permit from the Mexican Ministry of Energy (“SENER”).
Permits granted prior to the enactment of the Mexican Hydrocarbons Law, including their general terms and conditions, will remain in force during their original term, and rights held by permit-holders will not be affected by the new laws and regulations. However, new permits, such as marketing permits granted by the CRE and import and export permits granted by the SENER are required.
2.5.6 Authorized Governmental Agency
SENER is responsible for developing the country’s upstream policy, including the determination of which areas will be made available through public tenders. They decide the bidding schedule and the contract models that are to apply. Additionally, they approve all non-fiscal
terms of the contract. The Ministry of Finance (SHCP) approves all fiscal terms that apply to the contracts. The SHCP also participates in the audits.
CNH conducts the bidding rounds that award contracts to oil companies and consortiums of companies. They interface with Pemex and private companies and manage all E&P contracts. Contracts for the transportation, storage, distribution, compression, liquefaction, decompression, regasification, marketing, and sale of crude oil, oil products, and natural gas are granted by the CRE.
2.5.7 Market Regulations
In accordance with the Federal Revenue Law
(Ley de Ingresos de la Federación para el Ejercicio Fiscal de 2017
), during 2017 the Mexican Government gradually removed price controls on gasoline and diesel as part of the liberalization of fuel prices in Mexico. To the date of issuance of these financial statements, sales prices of gasoline and diesel have been fully liberalized and are determined by the market.

2.5.8 Federal Environmental Law
The Mexican Federal Environmental Liability Law (
Ley Federal de Responsabilidad Ambiental
) enacted on July 7, 2013 regulates environmental liability arising from damages to the environment including remediation and compensation. This liability regime is independent from administrative, civil or criminal liability regimes.
2.5.9 Royalties and other canons
The consideration that must be paid to the Mexican government will consist of:
a) Contractual fee for the exploratory phase
It applies to those areas that do not have a development plan approved by the CNH and will be calculated monthly applying the quota established for each square kilometer that includes the contractual area.
b) Royalties
Royalties are applied to the total production of the concessions and are calculated by applying the contractual percentage to the sale price. The contractual percentage may vary between 40% or 45% which will be adjusted in accordance with the provisions of the contract. There is also a variable royalty, which will be applied for each type of hydrocarbon by applying the rate corresponding to the sale price. Royalties are shown in the income statement and other comprehensive income consolidated within the cost of sales.